Income Taxes (Details Narrative) - USD ($)		1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 12, 2022	Dec. 31, 2022	Dec. 31, 2021
Reorganization, Chapter 11 [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Successor	Predecessor	Successor	Predecessor
Net operating loss carry forwards, federal	$ 27,515,427	$ 27,515,427		$ 27,515,427
Net operating loss carry forwards, state	20,567,703	20,567,703		20,567,703
Valuation allowance
Change in valuation allowance		$ 558,581
Predecessor [Member]
Reorganization, Chapter 11 [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]			Predecessor		Predecessor
Net operating loss carry forwards, federal			$ 27,385,445		$ 20,446,200
Net operating loss carry forwards, state			20,458,902		14,644,000
Valuation allowance			2,673,627		2,244,084
Valuation allowance			14,853,648		12,180,021
Change in valuation allowance			$ (2,673,627)		$ (2,244,084)